Annual Total Returns - FidelityBlueChipGrowthK6Fund-PRO - FidelityBlueChipGrowthK6Fund-PRO - Fidelity Blue Chip Growth K6 Fund - Fidelity Blue Chip Growth K6 Fund	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Annual Return 2018	(2.32%)
Annual Return 2019	36.11%
Annual Return 2020	62.94%
Annual Return 2021	23.05%
Annual Return 2022	(37.84%)
Annual Return 2023	55.57%